UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson            New York, New York           February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $107,719
                                      (thousands)


List of Other Included Managers:  NONE


                                                      FORM 13F INFORMATION TABLE
                                                     Wilson Capital Management LLC
                                                            December 31, 2007

COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                         VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                  --------        -----        --------  -------   --- ----   ----------  --------  ----   ------ ----
ABB LTD                         SPONSORED ADR   000375 20 4  6028      209,300              SOLE        NONE      209,300
ARCH COAL INC                   COM             039380 10 0  2422       53,900              SOLE        NONE       53,900
AMERICAN EAGLE OUTFITTERS NE    COM             02553E 10 6  2089      100,600              SOLE        NONE      100,600
AEGEAN MARINE PETROLEUM NETW    SHS             Y0017S 10 2  1033       26,900              SOLE        NONE       26,900
AVENTINE RENEWABLE ENERGY       COM             05356X 40 3  3840      300,922              SOLE        NONE      300,922
AMERICAN AXLE & MFG HLDGS IN    COM             024061 10 3  1272       68,300              SOLE        NONE       68,300
PEABODY ENERGY CORP             COM             704549 10 4  2367       38,400              SOLE        NONE       38,400
CELANESE CORP DEL               COM SER A       150870 10 3  4939      116,700              SOLE        NONE      116,700
CHAMPION ENTERPRISES INC        COM             158496 10 9  3370      357,800              SOLE        NONE      357,800
CARTER INC                      COM             146229 10 9  3081      159,200              SOLE        NONE      159,200
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446 10 2  3262       96,100              SOLE        NONE       96,100
GENENTECH INC                   COM NEW         368710 40 6  2683       40,000              SOLE        NONE       40,000
EAGLE BULK SHIPPING INC         COM             Y2187A 10 1  3364      126,700              SOLE        NONE      126,700
EAGLE MATERIALS INC             COM             26969P 10 8  4073      114,800              SOLE        NONE      114,800
FISERV INC                      COM             337738 10 8  1537       27,700              SOLE        NONE       27,700
FORESTAR REAL ESTATE GROUP I    COM             346233 10 9   749       31,766              SOLE        NONE       31,766
GUARANTY FINL GROUP INC         COM             40108N 10 6   508       31,766              SOLE        NONE       31,766
CORNING INC                     COM             219350 10 5  1439       60,000              SOLE        NONE       60,000
HOLOGIC INC                     COM             436440 10 1  3231       47,072              SOLE        NONE       47,072
IDEX CORP                       COM             45167R 10 4  1373       38,000              SOLE        NONE       38,000
HUNT J B TRANS SVCS INC         COM             445658 10 7  4956      179,900              SOLE        NONE      179,900
MCDERMOTT INTL INC              COM             580037 10 9  7680      130,100              SOLE        NONE      130,100
NOVA CHEMICALS CORP             COM             66977W 10 9  4766      147,100              SOLE        NONE      147,100
OLD DOMINION FGHT LINES INC     COM             679580 10 0  3467      150,000              SOLE        NONE      150,000
QUANTA SVCS INC                 COM             74762E 10 2  5668      216,000              SOLE        NONE      216,000
RESEARCH IN MOTION LTD          COM             760975 10 2  1690       14,900              SOLE        NONE       14,900
REPUBLIC AWYS HLDGS INC         COM             760276 10 5  2862      146,100              SOLE        NONE      146,100
RYLAND GROUP INC                COM             783764 10 3  1777       64,500              SOLE        NONE       64,500
STERLING CONSTRUCTION CO INC    COM             859241 10 1  1091       50,000              SOLE        NONE       50,000
SOUTHWESTERN ENERGY CO          COM             845467 10 9  5945      106,700              SOLE        NONE      106,700
THOR INDS INC                   COM             885160 10 1  6021      158,400              SOLE        NONE      158,400
TEMPLE INLAND INC               COM             879868 10 7  1987       95,300              SOLE        NONE       95,300
TRINITY INDS INC                COM             896522 10 9  4245      152,900              SOLE        NONE      152,900
WEYERHAEUSER CO                 COM             962166 10 4  2905       39,400              SOLE        NONE       39,400


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